Shareholder's equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholder's equity
Schedule of changes in number of shares in share capital
	Class A Shares (units)		Class B Shares (units)	Total
	Free float	Treasury shares (note 23.4)
December 31,2023	16,566,142	2,647,652	64,436,093	83,649,887
ILP exercised (i)	277,203	-	-	277,203
Treasury shares	-	(277,203)	-	(277,203)
Treasury shares purchased	(1,077,415)	1,077,415	-	-
December 31,2024	15,765,930	3,447,864	64,436,093	83,649,887

(i)	Refers to vested shares during the year, totaling R$ 382,349, net of withholding taxes (27.5%).

Schedule of Company’s shareholders
	In units
Company shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	15,765,930	-	15,765,930
Treasury shares (Note 23.4)	3,447,864	-	3,447,864
Total (%)	23%	77%	83,649,887

Schedule of earning per share
	December 31, 2024	December 31, 2023	December 31, 2022
Profit (loss) attributable to shareholder´s	486,487	(83,772)	(54,573)
Weighted average number of ordinary shares outstanding (thousands)	80,170	82,349	82,444
Performance Shares Units (PSU)	732	-	-
Long Term Investment – (“ILP”)	344	-	-
Total dilution effect	1,076	-	-
Basic profit (loss) per share - R$	6.07	(1.02)	(0.66)
Diluted profit (loss) per share - R$	5.99	(1.02)	(0.66)